Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Aerospace & Defense - 2.0%
L3 Harris Technologies, Inc.	85,782	$ 21,314,254

Airlines - 0.9%
Ryanair Holdings PLC, ADR (A)	105,464	9,188,024

Auto Components - 0.5%
Visteon Corp. (A)	53,671	5,857,116

Banks - 0.5%
SVB Financial Group (A)	9,707	5,430,581

Biotechnology - 2.5%
Abcam PLC, ADR (A)	153,515	2,807,789
Ascendis Pharma AS, ADR (A)	42,405	4,976,651
BioMarin Pharmaceutical, Inc. (A)	91,111	7,024,658
Neurocrine Biosciences, Inc. (A)	83,114	7,791,938
Sarepta Therapeutics, Inc. (A)	57,900	4,523,148

		27,124,184

Capital Markets - 5.8%
Cboe Global Markets, Inc.	69,963	8,005,166
Charles Schwab Corp.	59,156	4,987,442
LPL Financial Holdings, Inc.	243,422	44,468,331
MSCI, Inc.	9,903	4,980,021

		62,440,960

Commercial Services & Supplies - 1.8%
Cimpress PLC (A) (B)	94,299	5,996,473
Ritchie Bros Auctioneers, Inc.	227,161	13,409,314

		19,405,787

Containers & Packaging - 1.1%
Sealed Air Corp.	181,745	12,169,645

Diversified Consumer Services - 1.4%
frontdoor, Inc. (A)	180,260	5,380,761
Terminix Global Holdings, Inc. (A)	212,007	9,673,879

		15,054,640

Electric Utilities - 1.7%
Alliant Energy Corp.	299,848	18,734,503

Electrical Equipment - 2.7%
Regal Rexnord Corp.	38,078	5,665,245
Sensata Technologies Holding PLC (A)	465,111	23,650,894

		29,316,139

Electronic Equipment, Instruments & Components - 7.0%
Flex Ltd. (A)	839,778	15,577,882
National Instruments Corp.	338,273	13,730,501
TE Connectivity Ltd.	197,102	25,816,420
Teledyne Technologies, Inc. (A)	41,583	19,653,373

		74,778,176

Entertainment - 1.7%
Liberty Media Corp. - Liberty Formula One, Class C (A)	260,612	18,201,142

Equity Real Estate Investment Trusts - 1.5%
Lamar Advertising Co., Class A	141,769	16,470,722

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies - 9.2%
Boston Scientific Corp. (A)	652,138	$ 28,883,192
Cooper Cos., Inc.	31,728	13,249,296
DENTSPLY SIRONA, Inc.	211,415	10,405,846
ICU Medical, Inc. (A)	63,432	14,122,501
STERIS PLC	49,666	12,007,749
Teleflex, Inc.	57,516	20,408,402

		99,076,986

Hotels, Restaurants & Leisure - 1.8%
Aramark	278,921	10,487,429
Entain PLC (A)	409,541	8,772,786

		19,260,215

Insurance - 7.0%
Aon PLC, Class A	30,617	9,969,814
Intact Financial Corp.	184,132	27,207,025
Ryan Specialty Group Holdings, Inc., Class A (A)	265,861	10,312,748
W.R. Berkley Corp.	411,654	27,412,040

		74,901,627

Interactive Media & Services - 0.6%
Ziff Davis, Inc. (A)	66,426	6,428,708

Internet & Direct Marketing Retail - 0.5%
Wayfair, Inc., Class A (A) (B)	52,981	5,869,235

IT Services - 11.2%
Amdocs Ltd.	271,015	22,280,143
Broadridge Financial Solutions, Inc.	102,577	15,972,265
Fidelity National Information Services, Inc.	148,679	14,930,345
Global Payments, Inc.	99,939	13,675,653
GoDaddy, Inc., Class A (A)	289,004	24,189,635
WEX, Inc. (A)	135,182	24,123,228
Wix.com Ltd. (A)	46,146	4,820,411

		119,991,680

Life Sciences Tools & Services - 3.1%
Avantor, Inc. (A)	235,132	7,952,164
Illumina, Inc. (A)	21,676	7,573,594
PerkinElmer, Inc.	63,308	11,044,714
Waters Corp. (A)	22,309	6,924,491

		33,494,963

Machinery - 2.4%
Ingersoll Rand, Inc.	266,721	13,429,403
Westinghouse Air Brake Technologies Corp.	125,048	12,025,866

		25,455,269

Multiline Retail - 0.4%
Dollar Tree, Inc. (A)	23,823	3,815,254

Pharmaceuticals - 2.2%
Catalent, Inc. (A)	131,148	14,544,313
Elanco Animal Health, Inc. (A)	326,861	8,527,804

		23,072,117

Professional Services - 0.2%
Upwork, Inc. (A)	96,325	2,238,593

Real Estate Management & Development - 0.2%
Redfin Corp. (A) (B)	139,253	2,512,124

Transamerica Series Trust	Page 1

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 2.6%
JB Hunt Transport Services, Inc.	140,362	$ 28,183,286

Semiconductors & Semiconductor Equipment - 8.7%
KLA Corp.	58,173	21,294,808
Lam Research Corp.	15,552	8,360,911
Microchip Technology, Inc.	218,491	16,417,414
NXP Semiconductors NV	53,011	9,811,276
ON Semiconductor Corp. (A)	600,937	37,624,665

		93,509,074

Software - 10.6%
Atlassian Corp. PLC, Class A (A)	19,941	5,859,264
Ceridian HCM Holding, Inc. (A)	193,429	13,222,807
Constellation Software, Inc.	18,471	31,574,233
Dolby Laboratories, Inc., Class A	69,092	5,404,376
Dynatrace, Inc. (A)	139,074	6,550,385
Nice Ltd., ADR (A) (B)	76,165	16,680,135
SS&C Technologies Holdings, Inc.	423,182	31,747,114
Topicus.com, Inc. (A) (B)	35,613	2,656,411

		113,694,725

Specialty Retail - 2.3%
Burlington Stores, Inc. (A) (B)	36,953	6,731,728
CarMax, Inc. (A)	182,630	17,620,142

		24,351,870

Textiles, Apparel & Luxury Goods - 1.2%
Gildan Activewear, Inc. (B)	355,140	13,310,647

Trading Companies & Distributors - 1.3%
Ferguson PLC	103,448	14,015,113

Total Common Stocks (Cost $827,317,884)		1,038,667,359

	Shares	Value
OTHER INVESTMENT COMPANY - 0.2%
Securities Lending Collateral - 0.2%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (C)	1,924,757	$ 1,924,757

Total Other Investment Company (Cost $1,924,757)		1,924,757

	Principal	Value
REPURCHASE AGREEMENT - 3.1%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $33,478,132 on 04/01/2022. Collateralized by U.S. Government Obligations, 1.50% - 1.75%, due 02/15/2025 - 03/15/2025, and with a total value of $34,147,744.	$ 33,478,132	33,478,132

Total Repurchase Agreement (Cost $33,478,132)		33,478,132

Total Investments (Cost $862,720,773)		1,074,070,248
Net Other Assets (Liabilities) - 0.1%		904,859

Net Assets - 100.0%		$ 1,074,975,107

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$1,015,879,460	$22,787,899	$—	$1,038,667,359
Other Investment Company	1,924,757	—	—	1,924,757
Repurchase Agreement	—	33,478,132	—	33,478,132

Total Investments	$1,017,804,217	$56,266,031	$—	$1,074,070,248

Transamerica Series Trust	Page 2

Transamerica Janus Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $31,590,068, collateralized by cash collateral of $1,924,757 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $30,327,077. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION:

ADR	American Depositary Receipt

Transamerica Series Trust	Page 3

Transamerica Janus Mid-Cap Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Janus Mid-Cap Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 4